Shareholder Report, Average Annual Return (Details)	11 Months Ended
Dec. 31, 2024
Without Sales Load [Member] | C000247281
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%
Without Sales Load [Member] | C000247282
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%